ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 3,266	$ 6,988
Derecognition of Seadrill credit loss balances		(3,200)
Change in allowance recorded in 'other financial items'	(458)	(522)
Ending balance	2,808	3,266
Trade receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	260	96
Change in allowance recorded in 'other financial items'	(245)	164
Ending balance	15	260
Other receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	904	486
Change in allowance recorded in 'other financial items'	(88)	418
Ending balance	816	904
Related Party receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	30	3,255
Derecognition of Seadrill credit loss balances		(3,200)
Change in allowance recorded in 'other financial items'	(6)	(25)
Ending balance	24	30
Investment in sales-type, direct financing leases and leaseback assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	192	1,263
Change in allowance recorded in 'other financial items'	(119)	(1,071)
Ending balance	73	192
Other long-term assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1,880	1,888
Change in allowance recorded in 'other financial items'	0	(8)
Ending balance	$ 1,880	$ 1,880